SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in equity affiliates
Net sales	$ 3,035,511,903	$ 2,286,119,379	$ 1,774,970,623
Net (loss) income	86,346,611	61,259,650	(72,235,840)
Net cash used in operating activities	188,193,808	183,959,589	46,531,200
Net cash used in investing activities	(702,697,226)	(487,785,795)	(36,205,130)
Net cash provided by financing activities	595,118,567	207,655,815	$ (337,113,694)
Variable interest entities
Investment in equity affiliates
Net sales	3,289,920
Net (loss) income	120,775
Net cash used in operating activities	(172,702,153)
Net cash used in investing activities	(65,055,398)	(3,268,478)
Net cash provided by financing activities	$ 238,751,610	$ 3,431,933
Specific purpose entity
Investment in equity affiliates
Ownership (as a percent)	100.00%
Shares pledged (as a percent)	100.00%